Segment Information (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended			12 Months Ended	9 Months Ended	12 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014 item	Sep. 30, 2013	Dec. 31, 2013 item	Dec. 31, 2012	Sep. 30, 2014 Gourmet Food Products	Sep. 30, 2013 Gourmet Food Products	Dec. 31, 2013 Gourmet Food Products	Sep. 30, 2013 Gourmet Food Products Maximum	Sep. 30, 2014 Home Decor	Sep. 30, 2013 Home Decor	Dec. 31, 2013 Home Decor	Sep. 30, 2014 Nutritionals and Wellness	Dec. 31, 2013 Nutritionals and Wellness	Jun. 30, 2013 Publishing & Printing	Sep. 30, 2014 Publishing & Printing	Sep. 30, 2013 Publishing & Printing	Dec. 31, 2013 Publishing & Printing	Dec. 31, 2012 Publishing & Printing	Sep. 30, 2014 Other	Dec. 31, 2013 Other	Dec. 31, 2013 International markets	Sep. 30, 2014 Europe	Dec. 31, 2013 Europe	Sep. 30, 2014 Net revenues International markets	Dec. 31, 2013 Net revenues International markets	Sep. 30, 2014 Net revenues Europe	Dec. 31, 2013 Net revenues Europe	Sep. 30, 2013 Net revenues Domestic
Segment Information
Amount of net revenues	$ 19,637,220	$ 17,474,683	$ 60,697,906	$ 35,959,506	$ 64,711,161	$ 930,073	$ 5,000,000	$ 200,000	$ 1,483,000		$ 38,200,000	$ 48,200,000	$ 72,666,000	$ 29,100,000	$ 9,312,000		$ 900,000	$ 700,000	$ 951,000	$ 930,000	$ 2,100,000	$ 439,000	$ 10,300,000	$ 27,100,000	$ 8,262,394
Percentage of net revenues							6.60%		1.70%	1.00%	50.70%	98.20%	85.60%	38.70%	11.00%	1.50%	1.20%		1.10%		2.80%	0.50%				45.00%	16.00%	36.00%	13.00%	100.00%
Number of reportable business segments in which entity operate			1		1
Number of categories of similar products which are grouped together			5		5